Schedule of Stock Option Activity (Details)	1 Months Ended		12 Months Ended
	May 23, 2014 $ / shares shares	May 23, 2014 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Number of Options, Opening Balance			156,250	156,250	156,250
Weighted Average Exercise Price ($Cdn), Opening Balance | (per share)			$ 1.20	$ 1.20
Weighted Average Fair Value ($Cdn), Opening Balance | $ / shares			$ 0.48
Weighted Average Remaining Contractual Life (In Years), Opening Balance			1 year 4 months 21 days
Number of Options, Forfeited			(62,500)
Weighted Average Exercise Price ($Cdn), Forfeited | $ / shares			$ 1.20
Weighted Average Fair Value ($Cdn), Forfeitures | $ / shares			$ 0.48
Number of Options, Granted	210,000	210,000
Weighted Average Exercise Price ($Cdn), Granted | (per share)	$ 1.12	$ 1.20
Number of Options, Closing Balance			93,750	156,250	156,250	156,250
Weighted Average Exercise Price ($Cdn), Closing Balance | (per share)			$ 1.20		$ 1.20	$ 1.20
Weighted Average Fair Value ($Cdn), Closing Balance | (per share)			$ 0.48	$ 0.48	$ 0.48	$ 0.48
Weighted Average Remaining Contracutal Life (In Years), Closing Balance			4 months 21 days	2 years 4 months 21 days	2 years 4 months 21 days	2 years 4 months 21 days